SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, par value per share	₪ 0.04	₪ 0.04
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,294,755	35,132,127
Ordinary shares, shares outstanding	35,294,755	35,132,127